Schedule of Investments TCW Transform Systems ETF July 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.2%
Aerospace & Defense – 19.6%
Airbus SE	256,643	$59,840,659
General Electric Co.	409,961	147,614,657
Safran S.A.	207,272	80,882,914
		288,338,230
Building Products – 5.1%
Modine Manufacturing Co.*	122,034	24,536,156
Trane Technologies plc	111,420	50,690,529
		75,226,685
Commercial Services & Supplies – 1.1%
Republic Services, Inc., Class A	76,695	16,148,132
Communications Equipment – 4.0%
Arista Networks, Inc.*	326,610	58,904,114
Construction & Engineering – 6.2%
Comfort Systems USA, Inc.	15,235	26,351,827
Primoris Services Corp.	210,308	17,752,098
Quanta Services, Inc.	70,170	46,828,652
		90,932,577
Electrical Equipment – 19.0%
Bloom Energy Corp., Class A*	242,985	50,008,743
Eaton Corp. plc	64,581	26,814,031
GE Vernova, Inc.	51,606	51,104,906
Powell Industries, Inc.	280,824	58,602,352
Siemens Energy AG	127,754	21,720,790
Vertiv Holdings Co., Class A	297,292	71,816,829
		280,067,651
Electronic Equipment, Instruments & Components – 1.7%
Mirion Technologies, Inc., Class A*	1,620,618	24,276,858
Ground Transportation – 4.5%
Union Pacific Corp.	225,368	65,836,754
Machinery – 3.8%
Caterpillar, Inc.	34,097	27,782,577
Sandvik AB	770,067	28,789,970
		56,572,547
Investments	Shares	Value
Oil, Gas & Consumable Fuels – 11.5%
Cameco Corp.	257,824	$22,270,837
Cheniere Energy, Inc.	94,909	25,015,165
ExxonMobil Holdings Corp.	292,379	45,447,392
Venture Global, Inc., Class A	5,709,058	76,387,196
		169,120,590
Semiconductors & Semiconductor Equipment – 20.7%
Applied Materials, Inc.	155,270	78,825,921
Broadcom, Inc.	157,647	61,368,824
First Solar, Inc.*	85,705	18,086,326
KLA Corp.	341,003	62,342,168
Qnity Electronics, Inc.	306,367	40,189,223
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	103,489	41,835,428
		302,647,890
Total Common Stocks
(Cost $1,200,851,310)		1,428,072,028
	Principal
Short-Term Investments – 3.5%
Time Deposit – 3.5%
Citibank, New York 2.98% 8/3/2026
(Cost $52,113,068)	$52,113,068	52,113,068
Total Investments – 100.7%
(Cost $1,252,964,378)		$1,480,185,096
Liabilities in Excess of Other Assets – (0.7)%		(9,929,287)
Net Assets – 100.0%		$1,470,255,809

*	Non-income producing security.

Schedule of Investments (Continued) TCW Transform Systems ETF July 31, 2026 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$1,428,072,028	$–	$–	$1,428,072,028
Short-Term Investments
Time Deposit	52,113,068	–	–	52,113,068
Total Investments	$1,480,185,096	$–	$–	$1,480,185,096

*	Please refer to the Schedule of Investments to view securities segregated by industry.